Debt - Narrative (Details) (USD $)	0 Months Ended		9 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 16, 2014	Mar. 31, 2015	Mar. 31, 2014	Oct. 14, 2014	Jun. 30, 2014
Debt Instrument [Line Items]
Cash dividends paid to ADP at separation	$ 825,000,000		$ 825,000,000	$ 0
Long-term debt			993,800,000			0
Maximum ratio of indebtedness to EBITDA		3.50
Minimum ratio of EBITDA to Interest expense		3.00
Revolving credit facility
Debt Instrument [Line Items]
Debt instrument, term		5 years
Revolving credit facility | Revolving credit facility
Debt Instrument [Line Items]
Revolving credit facility, maximum borrowing capacity		300,000,000.0
Revolving credit facility, Euro or Sterling sublimit		100,000,000
Line of credit facility accordion feature		100,000,000
Line of credit, number of one-year extensions		2
Revolving credit facility term extension period		1 year
Long-term debt			0			0
Revolving credit facility | Revolving credit facility | Prime Rate | JP Morgan Chase Bank
Debt Instrument [Line Items]
Description of variable rate basis, line of credit		prime rate
Revolving credit facility | Revolving credit facility | Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable rate, line of credit		0.50%
Description of variable rate basis, line of credit		federal funds rate
Revolving credit facility | Revolving credit facility | One-Month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate, line of credit		1.00%
Revolving credit facility | Revolving credit facility | Minimum
Debt Instrument [Line Items]
Commitment fee percentage on unused portion of the revolving credit facility		0.125%
Revolving credit facility | Revolving credit facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate, line of credit		1.125%
Revolving credit facility | Revolving credit facility | Minimum | One-Month LIBOR
Debt Instrument [Line Items]
Additional basis spread on variable rate, line of credit		0.125%
Revolving credit facility | Revolving credit facility | Maximum
Debt Instrument [Line Items]
Commitment fee percentage on unused portion of the revolving credit facility		0.35%
Revolving credit facility | Revolving credit facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate, line of credit		2.00%
Revolving credit facility | Revolving credit facility | Maximum | One-Month LIBOR
Debt Instrument [Line Items]
Additional basis spread on variable rate, line of credit		1.00%
Term loan facility
Debt Instrument [Line Items]
Debt instrument, term		5 years
Loan, face amount		250,000,000
Long-term debt			243,800,000			0
Periodic payment of principal, in percentage, term loan		1.25%
Annual interest rate on loan facility			1.68%
Bridge Loan
Debt Instrument [Line Items]
Loan, face amount		750,000,000
Senior Notes
Debt Instrument [Line Items]
Long-term debt			750,000,000
Interest rate increase for the first 90 days after October 14, 2015					0.25%
Interest rate increase after 90 days and thereafter					0.25%
Maximum potential consideration under registration payment arrangement			27,400,000
Senior Notes | 3.30% senior notes, due 2019
Debt Instrument [Line Items]
Loan, face amount					250,000,000.0
Interest rate					3.30%
Long-term debt			250,000,000			0
Senior Notes | 4.50% senior notes, due 2024
Debt Instrument [Line Items]
Loan, face amount					500,000,000.0
Interest rate					4.50%
Long-term debt			500,000,000			0
Senior Notes | Minimum
Debt Instrument [Line Items]
Redemption price, percentage, subject to change of control provision and decline in rating					101.00%
Senior Notes | Debt Instrument, Redemption, Period One | Minimum
Debt Instrument [Line Items]
Redemption price, percentage					100.00%
Senior Notes | Debt Instrument, Redemption, Period Two | Minimum
Debt Instrument [Line Items]
Redemption price, percentage					100.00%
Revolving Line of Credit and Medium-Term Notes | Maximum
Debt Instrument [Line Items]
Maximum aggregate principal amount of accelerated maturity of other indebtedness allowed		75,000,000